Inventories - Schedule of Inventories (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 164,159	$ 942,860
Finished goods	303,185	304,086
Total Inventories	$ 467,344	$ 1,246,946